Securities, 424I - Securities, 424I: 1	Aug. 05, 2025 USD ($)
Securities, 424I Table
Fee Previously Paid	false
Security Class Title	Common Stock, par value $0.001 per share
Fee Rate	0.00015%
Amount of Registration Fee	$ 19,222.74